Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
CASH FLOWS USED IN OPERATIONS (see Appendix)	$ (2,757)	$ (4,253)	$ (4,659)
Interest received	75	42
Interest paid	(5)
Income tax paid	(8)	(11)	(22)
Net cash flow used in operating activities	(2,695)	(4,222)	(4,681)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for purchase of property and equipment	(62)	(11)	(9)
Payment for acquisition of associate and financial assets at fair value through profit or loss (note 4)	(4,057)
Investment in short-term deposits			(5,000)
Withdrawal of short-term deposits		3,498	1,500
Net cash flow generated from (used in) investing activities	(4,119)	3,487	(3,509)
CASH FLOWS FROM FINANCING ACTIVITIES:
Transaction with non-controlling interest (note 1)	3,202
Principal elements of lease liability	(46)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs		8,634	7,919
Net cash flow generated from financing activities	3,156	8,634	7,919
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,658)	7,899	(271)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	10,625	2,828	3,001
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	69	(102)	98
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	7,036	10,625	2,828
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for lease liabilities (note 10)	174
Non cash Investment agreement in the Algomizer Group and Issue of ADS (note 4)	827
Unpaid Recapitalization Transaction costs	89
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities	(73)
Transaction costs	(89)
Effect on equity items	(3,040)
Cash obtained in connection with transaction with non-controlling interest	3,202
NET CASH USED IN OPERATIONS:
Loss for the year before taxes on income	(14,179)	(6,578)	(2,552)
Adjustment in respect of:
Depreciation	75	42	77
Net change in the fair value of financial assets at fair value through profit or loss	(92)
Changes in fair value of warrants issued to investors	(142)	(148)	(3,502)
Loss (gain) from exchange differences on cash and cash equivalents	(69)	102	(98)
Share of losses of associate company	216
Retirement benefit obligation, net	(74)	14	(12)
Interest expenses	5
Inventory impairment		328	297
Issuance expenses which were attributed to the warrants classified as a financial liability and charged directly to profit or loss		1,565	970
Listing expenses	10,098
Revaluation of and exchange differences on short-term deposits			2
Interest received	(75)	(42)
Stock-based compensation in connection with options granted to employees and service providers	259	157	64
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (increase) in accounts receivable - trade	2	(6)	3
Decrease (increase) in other current assets	83	(101)	262
Increase (decrease) in accounts payables - trade	(115)		(177)
Increase (decrease) in accrued compensation expenses	29	73	(32)
Increase (decrease) in contract liability	1,953	170	(132)
Increase (decrease) in other current liabilities	88	153	(38)
Decrease (increase) in inventory	(819)	18	209
NET CASH USED IN OPERATIONS	$ (2,757)	$ (4,253)	$ (4,659)